Equity Incentive Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 04, 2025	Jun. 03, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax effect for stock-based compensation benefit (expense) for option and restricted stock units exercised	$ (105)	$ 173	$ (178)
Employee Stock Options And Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax effect for stock-based compensation benefit (expense) for option and restricted stock units exercised	$ 3,490	$ 3,073	$ 4,925
2015 Equity Incentive Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares authorized					20,000
2025 Equity Incentive Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares authorized				20,000
2015 Equity Incentive Plan and 2025 Equity Incentive Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion ratio of restricted stock unit to ordinary shares	one-for-one basis
Total unrecognized compensation cost related to non-vested share-based compensation	$ 6,873